UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:			0001495703

CIK Confirmation Code (CCC):			yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank C. Marinaro
Title:	Portfolio Manager, CCO
Phone:	650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					February 07, 2012
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						69
Form 13F Information Table Value Total:						244,118
  (thousands)

List of Other Included Managers: NONE

EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ECA Marcellus Trust I          PS               26827L109      297    11597 SH       Sole                                      11597
Diamonds: Dow 30               CU               252787106     1900    15590 SH       Sole                                      15590
Powershares QQQ Trust Ser. 1   CU               73935A104      976    17478 SH       Sole                                      17478
SPDR DJ Wilshire Intl. Real Es CU               78463X863      522    16410 SH       Sole                                      16410
SPDR DJ Wilshire REI ETF       CU               78464A607      525     8149 SH       Sole                                       8149
SPDR Energy Select Shares      CU               81369Y506      423     6116 SH       Sole                                       6116
SPDR Gold Trust                CU               78463V107     1939    12757 SH       Sole                                      12757
SPDR Materials Fd Shares of Be CU               81369Y100      387    11550 SH       Sole                                      11550
SPDR S&P Int'l Small Cap       CU               78463X871     2396    95193 SH       Sole                                      95193
SPDR S&P Metals and Mining     CU               78464A755     1260    25727 SH       Sole                                      25727
SPDR S&P500                    CU               78462F103    89467   712881 SH       Sole                                     712881
Schwab Intl Equity ETF         CU               808524805     1039    44325 SH       Sole                                      44325
Vanguard Dividend Appreciation CU               921908844      660    12069 SH       Sole                                      12069
Vanguard High Dividend Yield I CU               921946406      212     4678 SH       Sole                                       4678
Vanguard MSCI EAFE ETF         CU               921943858    37375  1220207 SH       Sole                                    1220207
Vanguard MSCI Emerging Markets CU               922042858    11525   301626 SH       Sole                                     301626
Vanguard Mid-Cap ETF           CU               922908629    15865   220532 SH       Sole                                     220532
Vanguard REIT Index ETF        CU               922908553    12875   221991 SH       Sole                                     221991
Vanguard Small Cap             CU               922908751      869    12473 SH       Sole                                      12473
Vanguard TSM Vipers            CU               922908769      254     3947 SH       Sole                                       3947
iPath DJ AIG Agriculture Total CU               06739H206     1585    29667 SH       Sole                                      29667
iShares Dow Jones Select Divid CU               464287168      465     8642 SH       Sole                                       8642
iShares FTSE EPRA/NAREIT Globa CU               464288489     2812   111351 SH       Sole                                     111351
iShares MSCI Brazil F          CU               464286400      359     6251 SH       Sole                                       6251
iShares MSCI Emrg Mkt.         CU               464287234      700    18441 SH       Sole                                      18441
iShares MSCI Hong Kong         CU               464286871      183    11821 SH       Sole                                      11821
iShares MSCI Singapore         CU               464286673      183    16860 SH       Sole                                      16860
iShares Russell 1000 Index     CU               464287622    10420   150203 SH       Sole                                     150203
iShares Russell 2000 Index     CU               464287655    11800   159995 SH       Sole                                     159995
iShares TR Trust S&P 500       CU               464288273     5457    43326 SH       Sole                                      43326
iShares Tr. MSCI EAFE Index Fu CU               464287465     4397    88771 SH       Sole                                      88771
1/100 Berkshire Hathaway Cl A  CS               084990175      230      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      592    19575 SH       Sole                                      19575
Amazon.com, Inc.               CS               023135106      244     1411 SH       Sole                                       1411
Amgen, Inc.                    CS               031162100      552     8600 SH       Sole                                       8600
Ants Software.com              CS               037271103        0    14525 SH       Sole                                      14525
Apple Computer                 CS               037833100     2396     5916 SH       Sole                                       5916
Bank of America Corp.          CS               060505104      179    32159 SH       Sole                                      32159
Berkshire Hathaway Cl B        CS               084670207     1039    13621 SH       Sole                                      13621
Cadence Design Systems         CS               127387108      489    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      334     3688 SH       Sole                                       3688
Chevron Corp.                  CS               166764100     2211    20782 SH       Sole                                      20782
Cisco Systems Inc.             CS               17275R102      943    52157 SH       Sole                                      52157
Exxon Mobil                    CS               30231G102     5383    63511 SH       Sole                                      63511
General Electric Co.           CS               369604103      744    41538 SH       Sole                                      41538
Google                         CS               38259P508     1110     1719 SH       Sole                                       1719
Intel Corp.                    CS               458140100      682    28113 SH       Sole                                      28113
Intl Business Machines         CS               459200101      294     1601 SH       Sole                                       1601
Johnson & Johnson              CS               478160104      697    10630 SH       Sole                                      10630
Levon Resources Ltd. F         CS               527901102       22    20000 SH       Sole                                      20000
Manulife Insurance             CS               56501R106      217    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      291    21000 SH       Sole                                      21000
NetApp                         CS               64110D104      256     7063 SH       Sole                                       7063
PG&E Corp                      CS               69331C108      300     7272 SH       Sole                                       7272
Patient Safety Techs Inc.      CS               70322H106       29    22000 SH       Sole                                      22000
Pepsico Inc.                   CS               713448108      392     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      258    11907 SH       Sole                                      11907
Philip Morris Intl. Inc.       CS               718172109      322     4100 SH       Sole                                       4100
Proctor & Gamble               CS               742718109      508     7621 SH       Sole                                       7621
Qualcomm                       CS               747525103      325     5943 SH       Sole                                       5943
Quantum Corp. DLT & Storage    CS               747906204       36    15000 SH       Sole                                      15000
Renren Inc. ADR F Spon. Class  CS               759892102       35    10000 SH       Sole                                      10000
Repro Medical System Inc.      CS               759910102        6    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1858    65292 SH       Sole                                      65292
Royal Dutch Shell A ADRF Spons CS               780259206      461     6310 SH       Sole                                       6310
United Parcel Service          CS               911312106      477     6514 SH       Sole                                       6514
Verizon                        CS               92343V104      261     6510 SH       Sole                                       6510
Wells Fargo & Company          CS               949746101      529    19189 SH       Sole                                      19189
iShares Tr. S&P Global Info. T UT               464287291      289     4930 SH       Sole                                       4930